SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Loss per share attributable to shareholders:
Loss from continuing operations		$ (1,194)	$ (885)
Net loss (income) from discontinued operations		(58)	14
Net loss attributable to holders of Ordinary Shares		$ (1,252)	$ (871)
Change in fair value of convertible securities related to dilutive
Loss from continuing operations		$ (1,194)	$ (885)
Net loss (income) from discontinued operations		(58)	14
Net loss attributable to holders of Ordinary Shares and assumed conversions		$ (1,252)	$ (871)
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	[1],[2]	7,362,906	6,889,708
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted	[1],[2]	7,362,906	6,889,708
Net income (loss) per share, basic:
Continuing operations		$ (0.16)	$ (0.13)
Discontinued operations		(0.01)	0.00
Net loss per share, basic		(0.17)	(0.13)
Net income (loss) per share, diluted:
Continuing operations		(0.16)	(0.13)
Discontinued operations		(0.01)	0.00
Net loss per share, diluted		$ (0.17)	$ (0.13)

[1]	After giving effect to the forward share split, see also Note 2(c)
[2]	After giving effect to the forward share split, see also Note 2(c).